Segmental information - Summary of performance of operating segments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Consolidated sales revenue	$ 33,083	$ 19,362
Underlying EBITDA	21,037	9,640
Underlying earnings	12,166	4,750
Profit/(loss) after tax – attributable to owners of Rio Tinto	12,313	3,316
Capital expenditure	3,310	2,665
Proceeds from disposal of property, plant and equipment	26	28
Capital expenditure	3,336	2,693
Depreciation and amortisation expense	2,307	2,092
Other operations
Disclosure of operating segments [line items]
Consolidated sales revenue	85	158
Underlying EBITDA	(4)	1
Underlying earnings	(51)	(29)
Capital expenditure	0	1
Depreciation and amortisation expense	92	99
Product group
Disclosure of operating segments [line items]
Consolidated sales revenue	34,628	20,333
Underlying EBITDA	21,420	10,004
Underlying earnings	12,466	5,022
Profit/(loss) after tax – attributable to owners of Rio Tinto	12,466	5,022
Capital expenditure	3,395	2,802
Depreciation and amortisation expense	2,514	2,367
Other items
Disclosure of operating segments [line items]
Capital expenditure	35	22
Depreciation and amortisation expense	42	39
Share of equity accounted units
Disclosure of operating segments [line items]
Share of equity accounted units	(1,545)	(971)
Capital expenditure	(120)	(159)
Depreciation and amortisation expense	(249)	(314)
Depreciation and amortisation of equity accounted units
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(249)	(314)
Central pensions, share-based payments, insurance and derivatives
Disclosure of operating segments [line items]
Underlying EBITDA	119	102
Profit/(loss) after tax – attributable to owners of Rio Tinto	120	97
Restructuring, project and one-off costs
Disclosure of operating segments [line items]
Underlying EBITDA	(36)	(72)
Profit/(loss) after tax – attributable to owners of Rio Tinto	(23)	(53)
Central costs
Disclosure of operating segments [line items]
Underlying EBITDA	(346)	(273)
Profit/(loss) after tax – attributable to owners of Rio Tinto	(294)	(233)
Central exploration and evaluation
Disclosure of operating segments [line items]
Underlying EBITDA	(120)	(121)
Profit/(loss) after tax – attributable to owners of Rio Tinto	(100)	(97)
Net interest
Disclosure of operating segments [line items]
Profit/(loss) after tax – attributable to owners of Rio Tinto	(3)	14
Underlying earnings
Disclosure of operating segments [line items]
Profit/(loss) after tax – attributable to owners of Rio Tinto	12,166	4,750
Operating segments
Disclosure of operating segments [line items]
Capital expenditure	3,395	2,802
Depreciation and amortisation expense	2,514	2,367
Operating segments | Reportable segments
Disclosure of operating segments [line items]
Consolidated sales revenue	34,688	20,257
Underlying EBITDA	21,430	10,021
Underlying earnings	12,520	5,057
Capital expenditure	3,395	2,801
Depreciation and amortisation expense	2,422	2,268
Operating segments | Iron Ore
Disclosure of operating segments [line items]
Consolidated sales revenue	21,707	11,465
Underlying EBITDA	16,060	7,698
Underlying earnings	10,216	4,563
Profit/(loss) after tax – attributable to owners of Rio Tinto	10,216	4,563
Capital expenditure	1,912	1,185
Depreciation and amortisation expense	1,022	840
Operating segments | Aluminium
Disclosure of operating segments [line items]
Consolidated sales revenue	5,932	4,487
Underlying EBITDA	1,924	925
Underlying earnings	921	193
Profit/(loss) after tax – attributable to owners of Rio Tinto	921	193
Capital expenditure	524	482
Depreciation and amortisation expense	645	594
Operating segments | Copper
Disclosure of operating segments [line items]
Consolidated sales revenue	3,779	1,983
Underlying EBITDA	2,048	686
Underlying earnings	885	111
Profit/(loss) after tax – attributable to owners of Rio Tinto	885	111
Capital expenditure	750	987
Depreciation and amortisation expense	523	568
Operating segments | Minerals
Disclosure of operating segments [line items]
Consolidated sales revenue	3,270	2,322
Underlying EBITDA	1,398	712
Underlying earnings	498	190
Profit/(loss) after tax – attributable to owners of Rio Tinto	498	190
Capital expenditure	209	147
Depreciation and amortisation expense	232	266
Operating segments | Other operations
Disclosure of operating segments [line items]
Consolidated sales revenue	85	158
Profit/(loss) after tax – attributable to owners of Rio Tinto	(51)	(29)
Capital expenditure	0	1
Depreciation and amortisation expense	92	99
Inter-segment transactions
Disclosure of operating segments [line items]
Consolidated sales revenue	(145)	(82)
Underlying EBITDA	(6)	(18)
Underlying earnings	(3)	(6)
Profit/(loss) after tax – attributable to owners of Rio Tinto	$ (3)	$ (6)